Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (243,799)	$ (236,431)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(213,296)	(215,059)
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(21,070)	(21,372)
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(9,433)	0
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(95,713)	(97,076)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(30,806)	(30,558)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (117,280)	$ (108,797)